INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Beginning balance	$ 50,109,751	$ 56,633,867	$ 37,682,733
Additions (Reversal)	$ (5,708,268)	$ (5,168,917)	56,697,096
Deconsolidation			(39,357,744)
Foreign exchange effect	$ (2,038,634)	$ (1,355,199)	1,611,782
Ending balance	$ 42,362,849	$ 50,109,751	$ 56,633,867